Commitments and Contingencies - Additional Information (Details)				3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 25, 2020 USD ($) $ / shares shares	Mar. 20, 2020 USD ($) $ / shares shares	Mar. 05, 2020 Demand $ / shares	Sep. 30, 2020 $ / shares shares	Mar. 31, 2020 USD ($)	Jun. 30, 2020 USD ($) $ / shares shares
Loss Contingencies [Line Items]
Number of demands of registration rights | Demand			2
Number of demand registration rights at expense | Demand			1
Demand registration rights exercise period			5 years
Piggy back registration rights exercise period			7 years
Purchase price per unit			$ 10.00
Underwriter cash discount per unit		$ 0.20
Aggregate underwriter cash discount | $		$ 1,312,753
Deferred fee per unit		$ 0.35
Underwriter deferred fee | $		$ 2,297,319
Common stock price per share				$ 10.00		$ 10.00
Vincera Business Combination
Loss Contingencies [Line Items]
Percentage Of Issued And Outstanding Common Stock Owned	100.00%
Consideration to be paid | $	$ 55,000,000
Business combination consideration, shares | shares	5,500,000
Common stock price per share	$ 10.00
Rosedale Park, LLC
Loss Contingencies [Line Items]
Proceeds from related party | $					$ 250,000	$ 250,000
Over-allotment Option
Loss Contingencies [Line Items]
Number of additional units purchased | shares		900,000
Underwriter option period		45 days
Sale of units in initial public offering | shares		563,767		563,767		563,767
Purchase price per unit		$ 10.00